INCOME/(LOSS) PER SHARE	12 Months Ended
Sep. 30, 2022
INCOME/(LOSS) PER SHARE
INCOME/(LOSS) PER SHARE

19.          INCOME/(LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended
	September 30,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to Origin Agritech Limited	(85,261)	(91,529)	(6,265)

Denominator:
Average common stock outstanding - basic and Diluted	5,029,017	5,617,424	5,773,094

Basic and Diluted Per Share Data:
Basic and diluted loss per share attributable to Origin Agritech Limited:	(16.95)	(16.29)	(1.09)

For the years ended September 30, 2020, 2021 and 2022, the effect of the outstanding options was anti-dilutive.